Financial instruments and risk management	12 Months Ended
Dec. 31, 2025
Financial Instruments And Risk Management
Financial instruments and risk management

3. Financial instruments and risk management

Financial risk management

The Company is exposed to different financial risks stemming from exogenous variables which are not under its control but whose effects might be potentially adverse such as: (i) market risk, (ii) credit risk, and (iii) liquidity risk.

The Company’s global risk management program focuses on financial market uncertainties and aims to minimize potential adverse impacts on net earnings and working capital requirements. The Company uses derivative financial instruments to hedge such risks. The Company does not enter into derivatives for trading or speculative purposes. The sources of these financial risks are included in both “on balance sheet” exposures, such as recognized financial assets and liabilities, as well as in “off-balance sheet” contractual agreements and on highly probable transactions.

These exposures, depending on their profiles, do represent cash flow variability, in terms of receiving less inflows or facing the need to comply with higher than expected outflows, which could increase the working capital requirements.

Since adverse movements erode the value of recognized financial assets and liabilities, as well some other off-balance sheet financial exposures, there is a need for value preservation, by transforming the profiles of these fair value exposures. The Company has a Finance and Risk Management department, which identifies and measures financial risk exposures, in order to design strategies to mitigate or transform the profile of certain risks, which are taken up to the corporate governance level for approval.

Market risk

a) Jet fuel price risk

Since the contractual agreements with jet fuel suppliers include reference to jet fuel index, the Company is exposed to fuel price risk which might have an impact on the forecasted consumption volumes. The Company’s jet fuel risk management policy aims to provide the Company with protection against increases in jet fuel prices. In an effort to mitigate fuel price risk, the risk management policy allows the use of derivative financial instruments available on over the counter (“OTC”) markets with approved counterparties and within approved limits. Aircraft jet fuel consumed in the years ended December 31, 2025, 2024 and 2023 represented 31%, 33% and 38% of the Company’s operating expenses, respectively. For the years ended December 31, 2025, 2024 and 2023, the Aircraft jet fuel consumption recognized as operating expense in the consolidated statements of operations was US$885,520, US$893,987 and US$1,165,078, respectively.

During the year ended December 31, 2025, the Company contracted US Gulf Coast Jet Fuel 54 Asian call options, designated to hedge 2,986 thousand gallons, representing a portion of the projected fuel consumption for the second quarter of 2026.

During the six-month period ended December 31, 2024, the Company contracted US Gulf Coast Jet Fuel 54 Asian call options, designated to hedge 14,356 thousand gallons, representing a portion of the projected fuel consumption for the first quarter of 2025.

During the year ended December 31, 2023 the Company did not enter into derivative financial instruments to hedge jet fuel.

In accordance with IFRS 9, the Company separates the intrinsic value from the extrinsic value of an option contract; as such, the change in the intrinsic value can be designated as hedge accounting. Because extrinsic value (time and volatility values) of the options is related to a “transaction related hedged item”, it is required to be segregated and accounted for as a cost of hedging in OCI and accrued as a separate component of stockholders’ equity until the related hedged item matures and therefore impacts profit and loss.

The underlying asset (US Gulf Coast Jet Fuel 54) of the options held by the Company is a consumption asset (energy commodity), which is not in the Company’s inventory. Instead, it is directly consumed by the Company’s fleet at different airport terminals. Therefore, although a non-financial asset is involved, its initial recognition does not generate a book adjustment in the Company’s inventories.

Rather, it is initially accounted for in the Company’s OCI and a reclassification adjustment is made from OCI to profit and loss and recognized in the same period or periods in which the hedged item is expected to be allocated to profit and loss. Furthermore, when performing hedges, the Company hedges its forecasted jet fuel consumption month after month, which is consistent with the maturity date of the monthly serial Asian call options.

During the years ended December 31, 2025 and 2024, the Company recognized the intrinsic value of Asian call options for US$1,751 and US$1,317, respectively, which were recycled in the consolidated statement of income under fuel expenses.

As of December 31, 2025 and 2024, the fair value of the US Gulf Coast Jet Fuel 54 Asian call options was US$185 and US$431, respectively. For the years ended December 31, 2025 and 2024, the gain on the hedge arising from changes in the extrinsic value of the hedged jet fuel position given the out-of-the-money position was recognized in other comprehensive income as a gain (loss) in the amount of US$280 and US$(307), respectively.

Fuel Sensitivity

The sensitivity analysis provided below presents the impact of a change of U.S.$0.01 per gallon in fuel market spot price in the Company’s financial performance. Considering these figures, an increase of U.S.$0.01 per gallon in the fuel prices during 2025, 2024 and 2023 would have impacted the Company’s operating costs in US$3,400, US$3,227 and US$3,719, respectively.

	As of December 31,
	2025	2024	2023
	Operating costs	Operating costs	Operating costs
	(In thousands of U.S. dollars)
+ US$0.01 per gallon	3,400	3,227	3,719
- US$0.01 per gallon	(3,400)	(3,227)	(3,719)

The Company proactively aims to mitigate this impact through its risk management policy, through efficient hedging strategies focused on specific time periods. Our ability to pass on any significant increase in fuel costs through fare increases is limited by our ultra-low-cost business model and market high elasticity to price.

b) Foreign currency risk

The Company is exposed to transactional foreign currency risk due to potential mismatches between the currencies in which sales, expenses, receivables, and borrowings are denominated, and the respective functional currencies of the Company and its subsidiaries. The U.S. dollar is the functional currency for Controladora and its main subsidiaries. Transactions are primarily denominated in U.S. dollars and Mexican pesos, with minor transactions denominated in other currencies such as Quetzales, Colombian pesos, and Colones.

Foreign currency risk arises from possible unfavorable movements in the exchange rate which could have a negative impact in the Company’s cash flows. To mitigate this risk, the Company may use foreign exchange derivative financial instruments.

The summary of quantitative data about the Company’s exposure to currency risk as of December 31, 2025 is as set forth as shown in the next page.

	Mexican Pesos		Others (1)
	(In thousands of U.S. dollars)
Assets:
Cash and cash equivalents	US$	83,055	US$	29,753
Other accounts receivable, net		55,672		879
Guarantee deposits		25,423		522
Other assets		5,719		48
Total assets	US$	169,869	US$	31,202

Liabilities:
Financial debt	US$	106,230	US$	—
Lease liabilities		14,806		29
Suppliers		112,379		1,183
Other liabilities		258,690		2,887
Total liabilities	US$	492,105	US$	4,099
Net foreign currency position	US$	(322,236)	US$	27,103

(1)	The foreign exchange exposure mainly includes: Colones, Colombian pesos and Quetzales.

The summary of quantitative data about the Company’s exposure to currency risk as of December 31, 2024 is as set forth below:

	Mexican Pesos		Others (1)
	(In thousands of U.S. dollars)
Assets:
Cash and cash equivalents	US$	69,156	US$	31,847
Other accounts receivable, net		45,381		676
Guarantee deposits		27,710		445
Derivative financial instruments		271		—
Other assets		5,169		—
Total assets	US$	147,687	US$	32,968

Liabilities:
Financial debt	US$	118,590	US$	—
Lease liabilities		19,772		52
Suppliers		132,244		2,537
Other liabilities		253,822		2,206
Total liabilities	US$	524,428	US$	4,795
Net foreign currency position	US$	(376,741)	US$	28,173

(1)	The foreign exchange exposure mainly includes: Colones, Colombian pesos and Quetzales.

At April 27, 2026, the exchange rate was 1 US per 17.3587 MXP.

In determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which the Company initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, the Company determines the transaction date for each payment or receipt of advance consideration.

As of December 31, 2025, 2024 and 2023 the Company did not enter into foreign exchange rate derivatives financial instruments.

Foreign currency sensitivity

The following table demonstrates the sensitivity of a reasonably possible change in Mexican peso exchange.

The rate to U.S dollar that would have occurred as of December 31, 2025 and 2024, with all other variables held constant. The movement in the pre-tax effect shown below represents the result of a change in the fair value of assets and liabilities denominated in Mexican peso. The Company's exposure to foreign currency exchange rates for all other currencies is not material.

	Change in MXN$ rate	Effect on profit before tax
		(In thousands of U.S. dollars)
2025	+5%	US$	(14,757)
	-5%		14,757

2024	+5%	US$	(17,428)
	-5%		17,428

c)	Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows will fluctuate as a result of changes in market interest rates. The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s long-term debt obligations and flight equipment lease agreements with floating interest rates.

The Company’s results are affected by fluctuations in certain benchmark market interest rates due to the impact that such changes may have on interest bearing contractual agreements indexed to the Secured Overnight Financing Rate (“SOFR”) and the Interbank Equilibrium Interest Rate (“TIIE”).

The Company uses derivative financial instruments to reduce its exposure to fluctuations in market interest rates and accounts for these instruments as an accounting hedge.

In most cases, when a derivative can be tailored within the terms and it perfectly matches cash flows of a leasing or financing agreement, it may be designated as a Cash Flow Hedge (CFH) and the effective portion of fair value variations are recorded in equity until the date the cash flow of the hedged lease payment is recognized in the consolidated statements of operations.

In July 2019 the Irrevocable Trust number CIB/3249, whose trustor is the Company, entered into a cap to mitigate the risk due to interest rate increases on the CEBUR (VOLARCB19) coupon payments. The floating rate coupons reference was TIIE 28 limited under the “cap” to 10% on the reference rate for the life of the CEBUR (VOLARCB19) and had the same amortization schedule.

The cap started on July 19, 2019, and matured on June 20, 2024; composed of 59 “caplets” with the same specifications as the CEBUR (VOLARCB19) coupons for reference rate determination, coupon term, and fair value.

In November 2021, the Trust entered into a cap to mitigate the risk due to interest rate increases on the CEBUR (VOLARCB21L) coupon payments. The floating rate coupons reference to TIIE 28 are limited under the cap to 10% on the reference rate for the life of the CEBUR (VOLARCB21L) and have the same amortization schedule.

The cap started on November 3, 2021, and maturing on October 20, 2026; consisting of 59 “caplets” with the same specifications as the CEBUR (VOLARCB21L) coupons for reference rate determination, coupon term, and fair value.

The following table shows the sensitivity analysis of the change that would have occurred in the fair value of the interest hedging instrument on the CEBUR (VOLARCB21L) in 2025 and 2024 as a result of a reasonably possible change in rates, keeping all other variables constant is as set forth below:

	Change in interest rate	Effect on cap (1)
		(In thousands of U.S. dollars)
2025	+0.50%	US$	—
	-0.50%		—

2024	+0.50%	US$	100
	-0.50%		(70)

(1)	The effect would affect OCI in relation to the interest rate caps.

In October 2023 the Trust entered into a cap to mitigate the risk due to interest rate increases on the CEBUR (VOLARCB23) coupon payments. The floating rate coupons reference to TIIE 28 are limited under the cap to 13% on the reference rate for the life of the CEBUR (VOLARCB23) and have the same amortization schedule.

The cap started on October 20, 2023, and maturing on September 20, 2028; consisting of 59 “caplets” with the same specifications as the CEBUR (VOLARCB23) coupons for reference rate determination, coupon term, and fair value.

The following table shows the sensitivity analysis of the change that would have occurred in the fair value of the interest hedging instrument on the CEBUR (VOLARCB23) in 2025 and 2024 as a result of a reasonably possible change in rates, keeping all other variables constant is as set forth below.

	Change in interest rate	Effect on cap (1)
		(In thousands of U.S. dollars)
2025	+0.50%	US$	6
	-0.50%		(3)

2024	+0.50%	US$	149
	-0.50%		(125)

(1)	The effect would affect OCI in relation to the interest rate caps.

As of December 31, 2025 and 2024, the Company’s outstanding hedging contracts-structured as interest rate caps-had notional amounts of Ps.1.9 billion (US$106.6 million, based on an exchange rate of Ps.17.97 per US$1) and Ps.2.4 billion (US$119.2 million, based on an exchange rate of Ps.20.27 per US$1), respectively. The fair values of these contracts were US$4 and US$271, respectively, and are presented as financial assets in the consolidated statements of financial position. As of December 31, 2025 and 2024, the Company recognized US$110 and US$30, respectively, in other comprehensive income in relation to the interest rate caps.

For the years ended December 31, 2025, 2024 and 2023, the amortization of the intrinsic value of the cap was US$699, US$896 and US$579 respectively, recycled to the consolidated statements of operations as part of the finance cost. During 2025, 2024 and 2023, there was no ineffective portion resulting from these hedging instruments.

In August 2024 the Company entered into T-Locks agreements (Treasury Rate Locks) to mitigate the risk associated with floating rates indexed to lease agreements. The floating rate referenced to US5Y (United States 5Y Treasury Note) was locked for a notional of US$24,900 maturing in August 2024.

For the years ended December 31, 2025, and 2024, the Company recognized a total of US$25 and US$(117), respectively, in other comprehensive income (loss) items and recycled to the income statement as part of the finance costs. For the year ended December 31, 2023 the Company had no impact in other comprehensive income (loss).

Debt Sensitivity Analysis

The following sensitivity analysis considers the position exposed to variable interest rates.

The Interbank Equilibrium Interest Rate (TIIE) of the Banco de Mexico 28-day rate decreased by 290 basis points from 10.25% in 2024 to 7.35% in 2025, and by 125 basis points from 11.50% in 2023 to 10.25% in 2024. The Secured three-month Overnight Financing Rate (SOFR) decreased by 66 basis points from 4.33% in 2024 to 3.65% in 2025, and by 102 basis points from 2023 to 2024, going from 5.35% in 2023 to 4.31% in 2024. One-month SOFR decreased by 46 basis points from 3.87% in 2024 to 3.87% in 2025 and by 102 basis points from 5.35% in 2023 to 4.33% in 2024.

In addition to the reference rate changes, if the interest rate had changed on an annual average in the magnitude shown, the impact on the interest expense in the consolidated statements of operations would have been as follows.

	Year ended December 31, 2025				Year ended December 31, 2024
	+100 BP		- 100 BP		+ 100 BP		- 100 BP
	(In thousands of U.S. dollars)

Asset backed trust notes (“CEBUR”) (1)	US$	1,241	US$	(1,241)	US$	1,385	US$	(1,385)
Incline II B Shannon 18 Limited (PDP BBAM)	100		(100)		889		(889)
Banco Santander México, S.A. and Banco Nacional de Comercio Exterior, S.N.C. (“Santander-Bancomext”)	1,232		(1,232)		783		(783)
GY Aviation Lease 1714 Co. Limited (PDP CDB)	1,264		(1,264)		651		(651)
JSA International U.S. Holdings, LLC (PDP JSA)	133		(133)		294		(294)
Oriental Leasing 6 Company Limited (PDP CMB)	1,289		(1,289)		834		(834)
Crédit Agricole Corporate and Investment Bank	197		(197)		—		—
Total	US$	5,456	US$	(5,456)	US$	4,836	US$	(4,836)

(1)	Every Trust Note issuance of CEBUR VOLARCB19 and VOLARCB21L has a 10% CAP and for every Trust Note issuance of CEBUR VOLARCB23 has a 13% CAP, both on TIIE 28 to limit interest payments to increasing rates.

Fixed rate instruments

The Company account for some fixed-rate financial liabilities, therefore, a change in interest rates at the reporting date would not affect profit or loss.

d) Liquidity risk

Liquidity risk represents the risk that the Company has insufficient funds to meet its obligations. Because of the cyclical nature of the business, the operations, and its investment and financing needs related to the acquisition of new aircraft and renewal of its fleet, the Company requires liquid funds to meet its obligations.

The Company manages its cash, cash equivalents and its financial assets, relating the term of investments with those of its obligations. Its policy is that the average term of its investments may not exceed the average term of its obligations. This cash and cash equivalents position is invested in highly liquid short-term instruments through financial entities.

The Company has future obligations related to maturities of bank borrowings, lease liabilities and derivative contracts. The Company’s exposure outside consolidated statements of financial position represents the future obligations related to aircraft purchase contracts. The Company concluded that it has a low concentration of risk since it has access to alternate sources of funding.

The Company has debts related to the Aircraft pre-delivery payments, which are settled with the reimbursement of the Aircraft pre-delivery payments when the sale and leaseback transaction is carried out (Note 25).

As of December 31, 2025, our cash and cash equivalents were US$753,884.

The table below presents the Company’s contractual principal payments required on its financial liabilities.

	December 31, 2025
	Within one year		More than a year		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	US$	176,949	US$	23,569	US$	200,518
Asset backed trust note (“CEBUR”) (Note 5)		33,627		73,052		106,679
Other financing agreements (Note 5)		48,773		346,841		395,614

Lease liabilities:
Aircraft, engines, land and buildings leases		693,477		3,984,656		4,678,133
Aircraft and engine lease return obligation		319,413		593,278		912,691
Total	US$	1,272,239	US$	5,021,396	US$	6,293,635

	December 31, 2024
	Within one year		More than a year		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	US$	215,393	US$	145,589	US$	360,982
Asset backed trust note (“CEBUR”) (Note 5)		24,669		94,565		119,234
Other financing agreements (Note 5)		30,918		288,978		319,896

Lease liabilities:
Aircraft, engines, land and buildings leases		626,683		3,799,484		4,426,167
Aircraft and engine lease return obligation		81,426		892,931		974,357
Total	US$	979,089	US$	5,221,547	US$	6,200,636

e) Credit risk

Credit risk is the risk that any counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Company is exposed to credit risk from its operating activities (primarily from trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments, including derivatives.

Financial instruments that expose the Company to credit risk involve mainly cash equivalents and accounts receivable. Credit risk on cash equivalents relates to amounts invested with financial institutions.

Credit risk on accounts receivable relates primarily to amounts receivable from the international credit card companies. The Company has a high receivable turnover; hence management believes credit risk is minimal due to the nature of its businesses, which have a large portion of their sales settled in credit cards.

The credit risk on liquid funds and derivative financial instruments is limited because the counterparties have a high credit rating assigned by international credit-rating agencies.

Outstanding derivative financial instruments expose the Company to credit loss in the event of nonperformance by the counterparties to the agreements. However, the Company does not expect any of its counterparties to fail to meet their obligations. The amount of such credit exposure is generally the unrealized gain, if any, in such contracts.

To manage credit risk, the Company selects counterparties based on credit assessments, limits overall exposure to any single counterparty and monitors the market position with each counterparty. The Company does not purchase or hold derivative financial instruments for trading purposes.

As of December 31, 2025, the Company determined that its credit risk associated with outstanding derivative financial instruments is low, as it exclusively engages in such instruments with counterparties that have high credit ratings assigned by international credit-rating agencies.

f) Capital management

Management believes that the resources available to the Company are enough for its present requirements and will be sufficient to meet its anticipated requirements for capital expenditures and other cash requirements for the next fiscal year. The primary objective of the Company’s capital management is to ensure that it maintains healthy capital ratios to support its business and maximize the shareholder’s value. No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2025 and 2024. The Company is not subject to any externally imposed capital requirement, other than the legal reserve (Note 19).

As part of the management strategies related to acquisition of its aircraft (pre-delivery payments), the Company pays the associated short-term obligations by entering into sale-leaseback agreements, whereby an aircraft is sold to a lessor upon delivery (Note 5b).